General and Administrative Expenses	6 Months Ended
Jun. 30, 2022
General and Administrative Expenses [Abstract]
General and Administrative Expenses

Note 8 – General and administrative expenses

	Six months	Six months	For the year
	ended	ended	ended
	June 30,	June 30,	December 31,
	2022	2021	2021

Professional services	457	84	372
Share-based compensation	1,953	420	1,849
Salaries and social benefits	406	21	74
Insurance	645	3	68
Traveling abroad	56	10	50
Others	171	7	92

	3,688	545	2,505